CASH FLOW ITEMS - Changes in Non-Cash Working Capital Items and Non-Current Ore Stockpiles (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Flow Statement [Abstract]
Receivables and other current assets	$ 12.3	$ (12.1)
Inventories and non-current ore stockpiles	(22.2)	(87.8)
Accounts payable and accrued liabilities	5.4	2.3
Movements in non-cash working capital items and non-current ore stockpiles	$ (4.5)	$ (97.6)